UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/09

Date of reporting period:	07/31/09

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	July 31, 2009

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Commercial Paper (0.8%)
General Electric Co., 0.19% (a), 8/3/09	$4,589	$4,589

Total Commercial Paper (Amortized Cost $4,589)		4,589

Common Stocks (99.1%)
Banks (6.7%):
Bank of America Corp.	849,000	12,557
Northern Trust Corp.	204,480	12,230
PNC Financial Services Group, Inc. (b)	158,950	5,827
U.S. Bancorp	368,100	7,513
		38,127
Beverages (0.9%):
PepsiCo, Inc.	94,845	5,383

Biotechnology (2.0%):
Amgen, Inc. (c)	187,050	11,655

Brokerage Services (2.9%):
Charles Schwab Corp.	945,067	16,888

Chemicals (2.8%):
Monsanto Co.	149,150	12,529
PPG Industries, Inc.	65,080	3,579
		16,108
Computers & Peripherals (4.6%):
Dell, Inc. (c)	505,150	6,759
EMC Corp. (c)	1,310,675	19,739
		26,498
Consumer Products (1.3%):
Colgate-Palmolive Co.	99,550	7,211

Cosmetics & Toiletries (1.4%):
Estee Lauder Cos., Class A (b)	111,202	4,052
Procter & Gamble Co.	76,279	4,234
		8,286
Electronics (0.8%):
General Electric Co.	321,229	4,305

Food Processing & Packaging (0.6%):
H.J. Heinz Co.	86,800	3,338

Health Care (2.7%):
Alcon, Inc.	122,900	15,682

Home Builders (0.9%):
Toll Brothers, Inc. (b)(c)	271,048	5,302

Insurance (0.6%):
Prudential Financial, Inc.	72,642	3,216

Internet Business Services (0.9%):
Juniper Networks, Inc. (c)	190,600	4,980

Internet Service Provider (1.8%):
Yahoo!, Inc. (c)	703,865	10,079

Investment Companies (1.8%):
Invesco Ltd.	513,610	10,144

Manufacturing-Diversified (2.7%):
Illinois Tool Works, Inc.	70,600	2,863

See notes to schedules of investments.

Security Description	Shares	Value

Tyco International Ltd.	419,433	$12,675
		15,538
Media (1.2%):
News Corp., Class A	670,934	6,931

Medical Supplies (0.5%):
Intuitive Surgical, Inc. (b)(c)	12,540	2,851

Mining (2.9%):
Barrick Gold Corp.	303,356	10,587
Newmont Mining Corp.	151,950	6,283
		16,870
Oil & Gas Exploration-Production & Services (1.7%):
Anadarko Petroleum Corp.	200,195	9,649

Oil Companies-Integrated (1.5%):
Hess Corp.	158,514	8,750

Oilfield Services & Equipment (7.1%):
Halliburton Co.	807,579	17,840
Schlumberger Ltd.	431,667	23,094
		40,934
Paint, Varnishes & Enamels (0.9%):
The Sherwin-Williams Co.	89,550	5,172

Pharmaceuticals (9.7%):
Johnson & Johnson	242,250	14,750
Merck & Co., Inc. (b)	501,175	15,040
Pfizer, Inc.	767,600	12,228
Teva Pharmaceutical Industries Ltd., Sponsored ADR (b)	256,350	13,674
		55,692
Retail (2.4%):
Target Corp.	314,100	13,701

Retail-Discount (2.0%):
Wal-Mart Stores, Inc.	232,900	11,617

Retail-Drug Stores (2.9%):
CVS Caremark Corp.	501,745	16,798

Retail-Specialty Stores (4.9%):
Bed Bath & Beyond, Inc. (c)	117,506	4,083
Lowe’s Cos., Inc.	1,060,790	23,826
		27,909
Semiconductors (10.0%):
Altera Corp.	283,000	5,289
Applied Materials, Inc.	893,000	12,323
Intel Corp.	954,751	18,379
Lam Research Corp. (c)	267,450	8,040
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,287,219	13,477
		57,508
Software & Computer Services (6.1%):
Adobe Systems, Inc. (c)	271,900	8,815
Microsoft Corp.	575,175	13,528
Oracle Corp.	569,550	12,604
		34,947
Steel (2.9%):
Nucor Corp.	372,450	16,563

Transportation Services (3.8%):
Expeditors International of Washington, Inc.	122,000	4,139

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

United Parcel Service, Inc., Class B	330,850	$17,777
		21,916
Utilities-Electric (1.4%):
Exelon Corp.	152,003	7,731

Utilities-Telecommunications (1.8%):
AT&T, Inc.	381,600	10,009

Total Common Stocks (Cost $502,525)		568,288

Short-Term Securities Held as Collateral for Securities Lending (5.3%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$30,615	30,561

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $30,615)		30,561

Total Investments (Cost $537,729) — 105.2%		603,438

Liabilities in excess of other assets — (5.2)%		(29,628)

NET ASSETS — 100.0%		$573,810

(a)		Rate represents the effective yield at purchase.
(b)		A portion or all of the security was held on loan.
(c)		Non-income producing security.
ADR	—	American Depositary Receipt

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedule of Portfolio Investments

July 31, 2009 (Unaudited)

1.  Federal Tax Information:

At July 31, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	556,900	71,419	(24,879)	46,540

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there are no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”).  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Effective November 1, 2008, the Fund began applying the standard established under Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various inputs used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.).

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009, while the breakdown, by category, of common stocks is discussed in the Schedule of Portfolio Investments (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total

Diversified Stock Fund
Commercial Paper	$—	$4,589	$—	$4,589
Common Stocks	568,288	—	—	568,288
Short-Term Securities Held as Collateral for Securities Lending	—	30,258	303	30,561
Total	568,288	34,847	303	603,438

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
Balance as of 10/31/08	$1,452
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(53)
Net purchases (sales)	(1,096)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$303

(a) The change in unrealized appreciation/depreciation is attributable to investments held at July 31, 2009.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board.  Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities.  The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest).  If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs.  Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.  As of July 31, 2009, the Fund did not hold any futures contracts.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis.  When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  No interest accrues to the Fund until the transaction settles and payment takes place.  Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.  As of July 31, 2009, the Fund had no outstanding “when-issued” purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association (“KeyBank”), the Fund’s custodian and an affiliate of Victory Capital Management Inc., the Fund’s investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

The Fund loaned securities and received cash collateral with the following values as of July 31, 2009 (amounts in thousands):

			Average	Income
			Loan	Received by
	Value of		Outstanding	KeyBank from
	Loaned	Value of	During	Securities
	Securities	Collateral	the Year	Lending
Diversified Stock Fund	$29,797	$30,561	$18,294	$3

The cash collateral received by the Fund and the investment portfolios in The Victory Portfolios and The Victory Variable Insurance Funds on July 31, 2009 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
DWS Government Cash, 0.22% (a)	22,000
Goldman Sachs Financial Square Government Fund, 0.22% (a)	36,613
JPMorgan US Government Money Market Fund, 0.23% (a)	10,000
Merrill Lynch Government Fund, 0.14% (a)	16,865
Morgan Stanley Institutional Liquidity Funds Government Portfolio, 0.16% (a)	1,039
Reserve Primary Fund, 0.00% (a)	9,469
Repurchase Agreements
Bank of America, 0.30%, 8/1/09	120,000
(Date of Agreement, 7/31/09, Proceeds at maturity $120,001 collateralized by various corporate securities, 0.53%-8.30%, 8/15/09-1/15/53, market value $122,544)
Dean Witter, 0.44%, 8/1/09	180,000
(Date of Agreement, 7/31/09, Proceeds at maturity $180,002 collateralized by various corporate securities, 0.00%-15.50%, 3/1/10-6/19/99, market value $182,653)
Deutsche Bank, 0.29%, 8/1/09	180,000
(Date of Agreement, 7/31/09, Proceeds at maturity $180,001 collateralized by various corporate securities, 0.00%-6.26%, 1/17/11-12/10/49, market value $184,783)
Goldman Sachs, 0.34%, 8/1/09	170,000
(Date of Agreement, 7/31/09, Proceeds at maturity $170,002 collateralized by various corporate securities, 0.00%-10.20%, 8/28/09-10/15/49, market value $172,676)
JPMorgan Chase, 0.29%, 8/1/09	50,000
(Date of Agreement, 7/31/09, Proceeds at maturity $50,000 collateralized by various corporate securities, 3.09%-7.88%, 11/15/09-1/1/45, market value $50,951)
Wachovia, 0.39%, 8/1/09	160,000
(Date of Agreement, 7/31/09, Proceeds at maturity $160,002 collateralized by various corporate securities, 0.00%-7.80%, 2/1/10-5/5/40, market value $163,577)

Total Value	$955,986

(a) Rate disclosed is the one day yield as of 7/31/09.

3. Risk:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund.  The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances.  The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	September 25, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 25, 2009

* Print the name and title of each signing officer under his or her signature.